EMPLOYEE BENEFITS OBLIGATIONS - MOVEMENT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
Beginning of the year	¥ 26,345	¥ 28,389
Additions	0	0
Payments	(1,858)	(2,044)
End of the year	¥ 24,487	¥ 26,345